Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Tables)	12 Months Ended
Dec. 31, 2018
Transfers and Servicing [Abstract]
Changes in Carrying Amount of Mortgage Loans Held-for-sale
Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2018	2017	2016
Balance at beginning of period	$134,916	$157,041	$166,247
Originations and purchases	1,469,847	1,844,358	2,460,033
Sales, net of gains	(1,498,386)	(1,859,565)	(2,451,459)
Mortgage loans transferred from (transferred to) held for investment	1,058	(6,918)	(14,017)
Other	299	—	(3,763)
Balance at end of period	$107,734	$134,916	$157,041

Components of Mortgage Income
The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$6,490	$(7,047)	$1,361
Derivative settlements, net	(4,039)	1,229	(6,640)
Gains on sales	42,887	68,255	87,925
Servicing and other income, net	1,339	1,133	1,207
Other losses	(253)	—	—
	$46,424	$63,570	$83,853

Schedule of Mortgage Servicing Rights at Carrying Value
Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
(Dollars in thousands)
Mortgage servicing rights	$13,612	$(4,806)	$8,806	$9,588	$(3,931)	$5,657